FAIR VALUE LOSSES, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ (163)	$ (506)
Incentive fees	(19)	(9)	$ (22)
Financial instruments and other	9	(177)	667
Total fair value losses, net	(173)	(692)	(673)
Commercial properties
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	(318)	(883)	(1,410)
Gain (loss) on change In fair value of and right-of-use investment properties	4	11	(26)
Commercial developments
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ 155	$ 377	$ 92